SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF COMPANY REPORTABLE SEGMENTS

Financial information relating to the Company’s reportable segments is as follows:

	December 31,
	2022	2021	2020
Sales to external customers:	(in thousands)
Soft Wheat	$216,659	$177,175	$129,096
Durum Wheat	45,286	54,737	37,571
Couscous & Pasta	27,827	29,767	29,929
Total	$289,772	$261,679	$196,596
Direct operating (loss) income:
Soft Wheat	$6,352	$1,114	$5,667
Durum Wheat	(5,255)	566	1,333
Couscous & Pasta	(2,519)	1,706	2,891
Operating (loss) income	$(1,422)	$3,386	$9,891

SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2022	2021
	(in thousands)
Morocco	$79,125	$88,479
Burkina	8,793	9,449
Mali	6,732	7,320
Angola	5,391	4,124
Other	486	104
Total	$100,527	$109,476